Cash and Deposits with Banks	12 Months Ended
Mar. 31, 2023
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Cash and Deposits with Banks
5	CASH AND DEPOSITS WITH BANKS
Cash and deposits with banks at March 31, 2023 and 2022 consisted of the following:

	At March 31,
	2023	2022

	(In millions)
Cash	¥1,351,808	¥916,635
Deposits with banks	75,113,703	74,780,886

Total cash and deposits with banks	¥76,465,511	¥75,697,521

The reconciliation of cash and cash equivalents used for the purposes of the consolidated statements of cash flows at March 31, 2023, 2022 and 2021 is shown as follows:

	At March 31,
	2023	2022	2021

	(In millions)
Cash and deposits with banks	¥76,465,511	¥75,697,521	¥73,090,816
Less: term deposits with original maturities over three months	(444,741)	(511,148)	(675,185)
Less: cash segregated as deposits and others	(676,535)	(842,420)	(866,934)

Cash and cash equivalents	¥75,344,235	¥74,343,953	¥71,548,697

Private depository institutions in Japan are required to maintain certain minimum reserve funds with the Bank of Japan, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for the Group’s foreign offices engaged in banking businesses in foreign countries. At March 31, 2023, 2022 and 2021, the reserve funds required to be maintained by the Group, which were included in cash and cash equivalents, amounted to ¥2,102,543 million, ¥1,948,949 million and ¥1,875,857 million, respectively.